Document And Entity Information (USD $)	3 Months Ended
	Sep. 30, 2013	Dec. 23, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Idaho North Resources Corp.
Document Type	POS AM
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		7,961,007
Entity Public Float		$ 898,650
Amendment Flag	false
Entity Central Index Key	0001543395
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1